TCW/DW STRATEGIC INCOME TRUST
Two World Trade Center, New York, New York 10048
LETTER TO THE SHAREHOLDERS August 31, 1997

DEAR SHAREHOLDER:

We are pleased to present the first annual report to shareholders of TCW/DW Strategic Income Trust. The Fund is a diversified mutual fund that allocates under normal market conditions at least 30 percent of its investments to each of three types of fixed-income securities; investment-grade corporate bonds, high-yield corporate bonds and mortgage-backed securities. The Fund seeks to achieve a high level of current income and the potential for capital appreciation. The Fund commenced operations on November 26, 1996.

MIXED SIGNALS FROM THE ECONOMY

Investors began the year looking for weaker economic growth in 1997, but their sentiments shifted as a stronger than expected 1996 fourth-quarter GDP report, buoyed by robust exports, surprised the market. During the first quarter of 1997, Federal Reserve Board Chairman Alan Greenspan acknowledged that the prospects for further growth in the economy appeared favorable, but he warned that preemptive action might be warranted to ensure that inflation remained under control. As a result, investors began to give more credence to the possibility of a Fed tightening, which in fact occurred on March 25.

Economic statistics released during the second and third quarters of 1997 displayed a mixed view of economic growth. Slower activity was reported in such consumer areas as automobiles, retail sales and housing. Alternatively, several notable indicators of economic strength appeared, including the lowest unemployment rate in over two decades, and consumer confidence levels posted all-time highs. Inflation measures continue to remain benign and productivity gains have been excellent.

INVESTMENT-GRADE CORPORATES

The investment-grade corporate bond market has remained remarkably resilient, despite showing signs of weakness in the form of spread widening during the late summer months. Technical conditions have

TCW/DW STRATEGIC INCOME TRUST
LETTER TO THE SHAREHOLDERS August 31, 1997, continued

remained strong in the face of a spate of new issues. Strengthening market factors and a favorable economic backdrop suggest that this positive momentum will persist.

HIGH-YIELD CORPORATES

The high-yield corporate sector has generated very favorable returns for investors during the period under review. This performance has been driven principally by the moderate rate of economic growth and strong technical position of the market. Large high-yield mutual fund cash inflows, as well as increased allocations to high-yield securities by institutional investors, have provided significant support for the high-yield market. The strong demand for these bonds has been met by heavy new issuance. New corporate cash flows, excess liquidity in the banking sector and strong equity valuations have helped to keep default rates relatively low. These default rates in turn have resulted in a marked narrowing of risk premiums in the high-yield market.

MORTGAGE-BACKED SECURITIES

Investor demand also remains strong in the mortgage-backed securities sector. Even though mortgage spreads have tightened, the sector has retained its yield advantage over other fixed-income securities. Mortgage spreads should remain relatively stable in the coming months unless the yield on the 10-year U.S. Treasury falls below 6 percent, renewing prepayment fears. Collateralized mortgage obligation (CMO) issuance in 1997 is now in excess of $80 billion, which has helped support the mortgage market as a whole.


                        GROWTH OF $10,000 (CLASS B SHARES)

	DATE		    TOTAL 	     LEHMAN (4)		LIPPER (5)
        ----                -----            ----------         ----------
November 26, 1996          $10,000             $10,000            $10,000
November 30, 1996          $10,020             $10,000            $10,000
December 31, 1996           $9,990              $9,936            $10,023
January 31, 1997           $10,051              $9,975            $10,087
February 28, 1997          $10,131              $9,994            $10,186
March 31, 1997              $9,999              $9,925            $10,000
April 30, 1997             $10,112             $10,041            $10,093
May 31, 1997               $10,245             $10,124            $10,290
June 30, 1997              $10,358             $10,216            $10,449
July 31, 1997              $10,607             $10,424            $10,689
August 31, 1997            $10,045(3)          $10,300            $10,635


                          CUMULATIVE TOTAL RETURNS
                          -----------------------
                                5.45 (1)
                                0.45 (2)

-------------------------------------------------------------------------------
            -- Fund          -- S&P 500 (4)          -- Lipper (5)
-------------------------------------------------------------------------------
Past performance is not predictive of future returns

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (since inception-5%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value after assuming a complete redemption on August 31, 1997.

(4) The Lehman Brothers Mutual Fund Government/Corporate Intermediate Bond Index tracks the performance of government and corporate bonds, including US Government agency and US Treasury securities and corporate and Yankee bonds with maturities of 1 to 10 years. The performance of the index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.

(5) The Lipper Multi-Sector Income Average tracks the performance of all funds that seek current income by allocating assets among several different fixed income securities sectors (with no more than 65% in any one sector except for defensive purposes), including US government and foreign governments, with a significant portion of assets in securities rated below investment grade, as reported by Lipper Analytical Services, Inc.

PERFORMANCE AND PORTFOLIO STRATEGY

On July 28, 1997, TCW/DW Strategic Income Trust began offering four classes of shares: A, B, C and D, each with its own sales charge and distribution fee structure. A revised

TCW/DW STRATEGIC INCOME TRUST
LETTER TO THE SHAREHOLDERS August 31, 1997, continued

prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in mid-summer.

The Fund's Class B shares produced a total return of 5.45 percent for the period since the Fund's inception on November 26, 1996, through the fiscal year end of August 31, 1997. This compares to returns of 3.00 percent for the Lehman Brothers Mutual Fund Government/Corporate Intermediate Bond Index (Lehman Index) and 6.35 percent for the Lipper Multi-Sector Income Average (Lipper Average). During the period, the Fund's Class B shares distributed income dividends of $.45 per share. The accompanying chart illustrates the growth of a $10,000 investment in the Fund's Class B shares since inception through the fiscal year ended August 31, 1997, compared to similar hypothetical investments in the issues that comprise the Lehman Index and the Lipper Average.

As of August 31, 1997, the Fund held its largest investment-grade corporate positions in the industrial and financial sectors, while the high-yield segment of the Fund emphasized industries such as media, retailing and manufacturing. The Fund's mortgages were concentrated mainly in 15-year FNMA mortgage pass-throughs, which have performed well as spreads have tightened.

LOOKING AHEAD

As we enter the new fiscal year, economic strength is once again overshadowing the inflation picture. While inflation still appears dormant, it is unknown just how long the economy can continue to grow at a rate of 3.5 percent or better in conjunction with low unemployment before inflation is ignited. What is known is that the Federal Reserve Board has clearly expressed its intention to raise interest rates in the face of inflationary threats. Given these uncertainties, we will continue to monitor events carefully and position the Fund accordingly.

We appreciate your support of TCW/DW Strategic Income Trust and look forward to continuing to serve your financial needs and objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo
--------------------------
CHARLES A. FIUMEFREDDO
Chairman of the Board

TCW/DW STRATEGIC INCOME TRUST
PORTFOLIO OF INVESTMENTS August 31, 1997

 PRINCIPAL
 AMOUNT IN                                                                    COUPON   MATURITY
 THOUSANDS                                                                     RATE      DATE        VALUE
-------------------------------------------------------------------------------------------------------------
            CORPORATE BONDS (59.2%)
            Aerospace & Defense (1.0%)
    $100    Lockheed Martin Corp.  ..........................................  7.25 %  05/15/06     $ 102,252
                                                                                                 ------------
            Automotive (1.0%)
     100    General Motors Corp.  ...........................................  7.10    03/15/06       101,340
                                                                                                 ------------
            Banks (5.8%)
     100    Chase Manhattan Corp.  ..........................................  6.50    08/01/05        97,572
     100    Citicorp  .......................................................  7.125   05/15/06       100,925
     100    First Chicago NBD  ..............................................  6.125   02/15/06        94,522
      50    First Nationwide  ............................................... 12.25    05/15/01        55,250
      25    First Nationwide Escrow  ........................................ 10.625   10/01/03        27,375
     100    NationsBank Corp.  ..............................................  7.50    09/15/06       103,172
     100    Wells Fargo & Co.  ..............................................  6.125   11/01/03        96,568
                                                                                                 ------------
                                                                                                      575,384
                                                                                                 ------------
            Beverages - Soft Drinks (1.6%)
     100    Coca-Cola Enterprises, Inc.  ....................................  7.875   02/01/02       105,243
      50    Delta Beverage Group  ...........................................  9.75    12/15/03        52,125
                                                                                                 ------------
                                                                                                      157,368
                                                                                                 ------------
            Broadcast Media (1.1%)
      50    Cablevision System Corp.  .......................................  9.875   05/15/06       53,375
      50    Jones Intercable, Inc.  .........................................  8.875   04/01/07       52,000
                                                                                                 ------------
                                                                                                     105,375
                                                                                                 ------------
            Building Materials (1.5%)
     100    Atrium Companies, Inc. - 144A*  ................................. 10.50    11/15/06      102,500
      50    Building Materials Corp. of America - 144A* .....................  8.625   12/15/06       51,500
                                                                                                 ------------
                                                                                                     154,000
                                                                                                 ------------
            Business Services (0.2%)
      25    Big Flower Press Inc. - 144A*  ..................................  8.875   07/01/07       24,813
                                                                                                 ------------
            Chemicals (0.8%)
      25    Foamex L.P. - 144A* .............................................  9.875   06/15/07       25,375
      50    ISP Holdings Inc. (Series B) ....................................  9.00    10/15/03       51,875
                                                                                                 ------------
                                                                                                      77,250
                                                                                                 ------------
            Commercial Services (0.2%)
      20    Jorgensen Earle M. Co.  ......................................... 10.75    03/01/00       20,300
                                                                                                 ------------
            Conglomerates (1.0%)
     100    Tyco International, Ltd.  .......................................  6.375   01/15/04       97,592
                                                                                                 ------------





                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW STRATEGIC INCOME TRUST
PORTFOLIO OF INVESTMENTS August 31, 1997, continued



 PRINCIPAL
 AMOUNT IN                                                                    COUPON   MATURITY
 THOUSANDS                                                                     RATE      DATE        VALUE
-------------------------------------------------------------------------------------------------------------
            Consumer - Noncyclical (1.1%)
     $50    American Safety Razor Co. Inc.
             (Series B) .....................................................  9.875%  08/01/05     $ 52,750
      50    International Home Foods, Inc.  ................................. 10.375   11/01/06       52,625
                                                                                                 ------------
                                                                                                     105,375
                                                                                                 ------------
            Containers (2.1%)
      50    Consumers International Inc.  ................................... 10.25    04/01/05       53,750
     100    Plastic Containers, Inc. (Series B) ............................. 10.00    12/15/06      104,250
      50    U. S. Can Corp. (Series B)  ..................................... 10.125   10/15/06       52,500
                                                                                                 ------------
                                                                                                     210,500
                                                                                                 ------------
            Distribution (1.1%)
     100    Iron Mountain, Inc.  ............................................ 10.125   10/01/06      108,750
                                                                                                 ------------
            Energy (1.7%)
     150    Transamerican Energy - 144A* .................................... 11.50    06/15/02      145,875
      25    Transamerican Energy - 144A* .................................... 13.00 +  06/15/02       19,063
                                                                                                 ------------
                                                                                                     164,938
                                                                                                 ------------
            Entertainment/Gaming & Lodging (5.1%)
      15    Alliance Gaming Corp. - 144A* ................................... 10.00    08/01/07       14,700
      50    California Hotel Finance Corp.  ................................. 11.00    12/01/02       52,563
      50    Cinemark USA Inc. (Series B) ....................................  9.625   08/01/08       50,750
      25    Grand Casinos, Inc.  ............................................ 10.125   12/01/03       26,688
     100    HMC Acquisition Properties Inc.
             (Series B)  ....................................................  9.00    12/15/07      102,249
      50    Outdoor Systems, Inc.  ..........................................  9.375   10/15/06       52,500
      35    Outdoor Systems, Inc. - 144A* ...................................  8.875   06/15/07       35,700
      50    Showboat Inc.  ..................................................  9.25    05/01/08       51,750
      25    Signature Resorts, Inc. - 144A* .................................  9.75    10/01/07       24,625
     100    Walt Disney Co. (Series B)  .....................................  6.75    03/30/06       99,870
                                                                                                 ------------
                                                                                                     511,395
                                                                                                 ------------
            Financial (5.1%)
     100    Associates Corp. N.A.  ..........................................  6.00    06/15/00       98,959
     100    BankAmerica Corp.  ..............................................  7.125   03/01/09      100,810
     100    Bear Stearns Co., Inc.  .........................................  6.75    05/01/01      100,512
     100    Fleet Financial Group, Inc.  ....................................  7.125   04/15/06      100,282
     100    Ford Motor Credit Corp.  ........................................  8.20    02/15/02      106,002
                                                                                                 ------------
                                                                                                     506,565
                                                                                                 ------------
            Forest Products (2.1%)
     100    International Paper Co.  ........................................  7.00    06/01/01      101,165
     100    Specialty Paperboard, Inc. (Series B)  ..........................  9.375   10/15/06      104,500
                                                                                                 ------------
                                                                                                     205,665
                                                                                                 ------------
            Gas (1.0%)
     100    Praxair, Inc.  ..................................................  6.75    03/01/03      100,058
                                                                                                 ------------

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW STRATEGIC INCOME TRUST
PORTFOLIO OF INVESTMENTS August 31, 1997, continued



 PRINCIPAL
 AMOUNT IN                                                                    COUPON   MATURITY
 THOUSANDS                                                                     RATE      DATE        VALUE
-------------------------------------------------------------------------------------------------------------
            Gas Transmission (1.0%)
    $100    Enron Corp.  ....................................................  7.125%  05/15/07    $ 101,072
                                                                                                 ------------
            Healthcare Services (0.2%)
      20    Integrated Health Services Inc. - 144A*  ........................  9.50    09/15/07       20,600
                                                                                                 ------------
            Hospital Management (1.1%)
     100    Dade International, Inc. (Series B)  ............................ 11.125   05/01/06      113,000
                                                                                                 ------------
            Leasing (1.0%)
     100    General American Transportation Corp.  ..........................  6.75    03/01/06       98,234
                                                                                                 ------------
            Manufacturing (0.5%)
      50    Sweetheart Cup  ................................................. 10.50    09/01/03       49,375
                                                                                                 ------------
            Media Group (2.6%)
      50    Adams Outdoor Advertising Ltd.  ................................. 10.75    03/15/06       54,250
     100    Jacor Communications Co.  .......................................  9.75    12/15/06      105,000
     100    News America Holdings, Inc.  ....................................  7.375   10/17/08      100,635
                                                                                                 ------------
                                                                                                     259,885
                                                                                                 ------------
            Metals & Mining (2.1%)
     100    AK Steel Corp. - 144A*  .......................................... 9.125   12/15/06      105,125
     100    WCI Steel, Inc. (Series B) ...................................... 10.00    12/01/04      106,000
                                                                                                 ------------
                                                                                                     211,125
                                                                                                 ------------
            Pharmaceuticals (1.1%)
     100    Lilly (Eli) & Co.  ..............................................  8.125   12/01/01      106,013
                                                                                                 ------------
            Publishing (0.5%)
      50    K-III Communications Corp.  ..................................... 10.25    06/01/04       54,000
                                                                                                 ------------
            Retail (1.8%)
     100    Finlay Fine Jewelry Corp. ....................................... 10.625   05/01/03      105,750
      63    Guitar Center Management Inc. ................................... 11.00    07/01/06       68,828
                                                                                                 ------------
                                                                                                     174,578
                                                                                                 ------------
            Retail - Department Stores (2.6%)
     150    Federated Department Stores, Inc.  ..............................  8.125   10/15/02      158,541
     100    May Department Stores Co.  ......................................  7.45    09/15/11      102,993
                                                                                                 ------------
                                                                                                     261,534
                                                                                                 ------------
            Retail - Drug Store (0.1%)
      15    Di Giorgio Corp. - 144A* ........................................ 10.00    06/15/07       14,850
                                                                                                 ------------

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW STRATEGIC INCOME TRUST
PORTFOLIO OF INVESTMENTS August 31, 1997, continued


 PRINCIPAL
 AMOUNT IN                                                                    COUPON   MATURITY
 THOUSANDS                                                                     RATE      DATE        VALUE
-------------------------------------------------------------------------------------------------------------
            Retail - Food Chains (2.2%)
     $50    Marsh Supermarkets, Inc. - 144A*  ...............................  8.875%  08/01/07     $ 49,625
     125    Smith's Food & Drug Centers, Inc.  .............................. 11.25    05/15/07      147,813
      25    Stater Bros. Holdings, Inc. - 144A* .............................  9.00    07/01/04       25,375
                                                                                                 ------------
                                                                                                     222,813
                                                                                                 ------------
            Telecommunications (2.9%)
     100    Comcast Cellular Corp. - 144A* ..................................  9.50    05/01/07      103,500
      50    Jordan Telecommunication
             Products - 144A*  ..............................................  9.875   08/01/07       49,500
     100    STC Broadcasting, Inc. - 144A* .................................. 11.00    03/15/07      106,750
      25    Telex Communications, Inc. - 144A*  ............................. 10.50    05/01/07       25,938
                                                                                                 ------------
                                                                                                     285,688
                                                                                                 ------------
            Telephones (1.9%)
     100    GTE South, Inc.  ................................................  6.00    02/15/08       93,309
     100    MCI Communications Corp.  .......................................  6.95    08/15/06      100,861
                                                                                                 ------------
                                                                                                     194,170
                                                                                                 ------------
            Transportation (1.3%)
      25    Atlas Air, Inc. - 144A* ......................................... 10.75    08/01/05       25,625
     100    Norfolk Southern Corp.  .........................................  7.35    05/15/07      102,710
                                                                                                 ------------
                                                                                                     128,335
                                                                                                 ------------
            Utilities - Electric (2.8%)
      75    California Energy  .............................................. 10.25    01/15/04       80,813
     100    PacifiCorp  .....................................................  6.12    01/15/06       94,794
     100    Union Electric Co.  .............................................  6.75    05/01/08       99,098
                                                                                                 ------------
                                                                                                     274,705
                                                                                                 ------------
            TOTAL CORPORATE BONDS
            (Identified Cost $5,894,144)  .......................................................  5,898,897
                                                                                                 ------------
            U.S. GOVERNMENT & AGENCY OBLIGATIONS (28.7%)
     439    Federal Home Loan Mortgage Corp.  ...............................  7.00    12/15/03      442,555
     423    Federal Home Loan Mortgage Corp.  ...............................  6.50    08/01/11      417,309
     397    Federal Home Loan Mortgage Corp.  ...............................  7.00    03/01/12      398,852
     202    Federal Home Loan Mortgage Corp.
             1551 M (CMO)  ..................................................  7.00    12/15/07      199,705
     293    Federal National Mortgage Assoc.  ...............................  7.50    09/01/01      298,113
      50    Federal National Mortgage Assoc.  ...............................  9.75    11/01/03       52,000
     423    Federal National Mortgage Assoc.  ...............................  6.50    11/01/11      416,974
     433    Federal National Mortgage Assoc.  ...............................  7.00    11/01/11      433,958
     200    U.S. Treasury Note  .............................................  6.25    02/15/07      197,977
                                                                                                 ------------
            TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
            (Identified Cost $2,808,758)  .......................................................  2,857,443
                                                                                                 ------------

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW STRATEGIC INCOME TRUST
PORTFOLIO OF INVESTMENTS August 31, 1997, continued


 PRINCIPAL
 AMOUNT IN                                                                    COUPON   MATURITY
 THOUSANDS                                                                     RATE      DATE        VALUE
-------------------------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS (11.5%)
            U.S. GOVERNMENT AGENCIES (a) (7.5%)
    $400    Federal Home Loan Banks  ........................................  5.43%   09/12/97    $ 399,336
     350    Federal National Mortgage Assoc.  ...............................  5.40    09/26/97      348,688
                                                                                                 ------------
            TOTAL U.S. GOVERNMENT AGENCIES
            (Amortized Cost $748,024)  ..........................................................    748,024
                                                                                                 ------------
            REPURCHASE AGREEMENT (4.0%)
     400    The Bank of New York  ...........................................  5.25    09/02/97
             (dated 8/29/97; proceeds $400,144)(b)
             (Identified Cost $399,911)  ........................................................    399,911
                                                                                                 ------------
            TOTAL SHORT-TERM INVESTMENTS
            (Identified Cost $1,147,935)  .......................................................  1,147,935
                                                                                                 ------------
            TOTAL INVESTMENTS
            (Identified Cost $9,850,837)(c)  .........................................   99.4%     9,904,275
            OTHER ASSETS IN EXCESS OF LIABILITIES  ...................................    0.6         57,050
                                                                                        ------   ------------
            NET ASSETS  ..............................................................  100.0%    $9,961,325
                                                                                        ======   ============

------------
CMO       Collateralized Mortgage Obligation.
*         Resale is restricted to qualified institutional investors.
+ Currently a zero coupon bond which will pay interest at the rate shown at a future specified date.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $393,691 U.S. Treasury Note 6.625% due 05/17/07 valued at $407,909.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $92,021 and the aggregate gross unrealized depreciation is $38,583, resulting in net unrealized appreciation of $53,438.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW STRATEGIC INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1997

ASSETS:
Investments in securities, at value
 (identified cost $9,850,837)...........   $ 9,904,275
Receivable for:
  Interest .............................       151,257
  Shares of beneficial interest sold  ..        29,526
Deferred organizational expenses .......       102,624
Receivable from affiliate ..............        13,771
Prepaid expenses and other assets ......        28,170
                                          ------------
  TOTAL ASSETS .........................    10,229,623
                                          ------------
LIABILITIES:
Payable for:
  Investments purchased.................       100,268
  Shares of beneficial interest
   repurchased .........................        15,120
  Plan of distribution fee .............         6,145
  Dividends to shareholders ............         2,339
Accrued expenses and other payables ....        41,802
Organizational expenses ................       102,624
                                          ------------
  TOTAL LIABILITIES.....................       268,298
                                          ------------
  NET ASSETS ...........................   $ 9,961,325
                                          ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ........................   $ 9,878,192
Net unrealized appreciation ............        53,438
Undistributed net investment income  ...        45,857
Net realized loss.......................       (16,162)
                                          ------------
  NET ASSETS ...........................   $ 9,961,325
                                          ============
CLASS A SHARES:
Net Assets .............................   $    10,011
Shares Outstanding
 (unlimited authorized, $.01 par value)            993
  NET ASSET VALUE PER SHARE ............   $     10.08
                                          ============
  MAXIMUM OFFERING PRICE PER SHARE
   (net asset value plus 4.44% of
   net asset value) ....................   $     10.53
                                          ============
CLASS B SHARES:
Net Assets .............................   $ 9,931,296
Shares Outstanding
 (unlimited authorized, $.01 par value)        984,709
  NET ASSET VALUE PER SHARE ............   $     10.09
                                          ============
CLASS C SHARES:
Net Assets .............................   $    10,004
Shares Outstanding
 (unlimited authorized, $.01 par value)            992
  NET ASSET VALUE PER SHARE ............   $     10.08
                                          ============
CLASS D SHARES:
Net Assets .............................   $    10,014
Shares Outstanding
 (unlimited authorized, $.01 par value)            993
  NET ASSET VALUE PER SHARE ............   $     10.08
                                          ============

STATEMENT OF OPERATIONS
For the period November 26, 1996* through August 31, 1997**

NET INVESTMENT INCOME:
INTEREST INCOME ..........................   $463,799
                                           -----------
EXPENSES
Organizational expenses ..................     77,376
Professional fees ........................     48,336
Plan of distribution fee (Class B
 shares)..................................     46,556
Trustees' fees and expenses...............     29,576
Management fee ...........................     22,356
Investment advisory fee ..................     14,904
Shareholder reports and notices ..........     14,301
Custodian fees ...........................      8,314
Transfer agent fees and expenses..........      3,593
Other.....................................      7,869
                                           -----------
  TOTAL EXPENSES .........................    273,181
Less: amounts waived/reimbursed...........   (226,616)
                                           -----------
  NET EXPENSES ...........................     46,565
                                           -----------
  NET INVESTMENT INCOME ..................    417,234
                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss ........................    (16,162)
Net unrealized appreciation ..............     53,438
                                           -----------
  NET GAIN................................     37,276
                                           -----------
NET INCREASE .............................   $454,510
                                           ===========

------------
*      Commencement of operations.
**     Class A, Class C and Class D shares were issued July 28, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW STRATEGIC INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                                   FOR THE PERIOD
                                                                 NOVEMBER 26, 1996*
                                                                       THROUGH
                                                                  AUGUST 31, 1997**
---------------------------------------------------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ..........................................     $  417,234
Net realized loss ..............................................        (16,162)
Net unrealized appreciation ....................................         53,438
                                                                 ------------------
  NET INCREASE .................................................        454,510
                                                                 ------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income
  Class A shares ...............................................            (53)
  Class B shares ...............................................       (375,574)
  Class C shares ...............................................            (49)
  Class D shares ...............................................            (56)
                                                                 ------------------
  TOTAL DIVIDENDS ..............................................       (375,732)
                                                                 ------------------
Net increase from transactions in shares of beneficial interest       9,782,547
                                                                 ------------------
  NET INCREASE .................................................      9,861,325
NET ASSETS:
Beginning of period ............................................        100,000
                                                                 ------------------
  END OF PERIOD
  (Including undistributed net investment income of $45,857)  ..     $9,961,325
                                                                 ==================

------------
*      Commencement of operations.
**     Class A, Class C and Class D shares were issued July 28, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW STRATEGIC INCOME TRUST
NOTES TO FINANCIAL STATEMENTS August 31, 1997

1. ORGANIZATIONAL AND ACCOUNTING POLICIES

TCW/DW Strategic Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, diversified management investment company. The Fund's primary investment objective is to generate a high level of current income. The Fund seeks to achieve its objective by allocating its investments among three distinct types of fixed income securities: investment-grade corporate, mortgage-backed and high yield corporate securities. The Fund was organized as a Massachusetts business trust on June 27, 1996 and had no other operations other than those relating to organizational matters and the issuance of 10,000 shares of beneficial interest for $100,000 to Dean Witter InterCapital Inc. ("InterCapital"), an affiliate of Dean Witter Services Company Inc. (the "Manager"), to effect the Fund's initial capitalization. The Fund commenced operations on November 26, 1996. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation;
(3) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision

TCW/DW STRATEGIC INCOME TRUST
NOTES TO FINANCIAL STATEMENTS August 31, 1997, continued

of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized

TCW/DW STRATEGIC INCOME TRUST
NOTES TO FINANCIAL STATEMENTS August 31, 1997, continued

capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- InterCapital paid the organizational expenses of the Fund in the amount of approximately $180,000 and will be reimbursed for the full amount thereof exclusive of any amounts assumed. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays the Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.36% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

InterCapital has undertaken to assume all operating expenses (except for any plan of distribution fees) and the Manager has agreed to waive the compensation provided for in its Management Agreement and the Adviser has agreed to waive the compensation provided for in its Investment Advisory Agreement until the Fund has $50 million of net assets or February 28, 1998, whichever occurs first.

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.24% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.

TCW/DW STRATEGIC INCOME TRUST
NOTES TO FINANCIAL STATEMENTS August 31, 1997, continued

4. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - 0.25% of the average daily net assets of Class A; (ii) Class B - 0.75% of the average daily net assets of Class B; and (iii) Class C - 0.75% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $1,051,414 at August 31, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended August 31, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.75%, respectively.

TCW/DW STRATEGIC INCOME TRUST
NOTES TO FINANCIAL STATEMENTS August 31, 1997, continued

The Distributor has informed the Fund that for the period ended August 31, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $21,041. The respective shareholders pay such charges which are not an expense of the Fund.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                  FOR THE PERIOD
                                NOVEMBER 26, 1996*
                                     THROUGH
                                 AUGUST 31, 1997
                            --------------------------
                               SHARES       AMOUNT
                            ----------- -------------
CLASS A SHARES**
Sold.......................        988    $    10,012
Reinvestment of dividends..          5             54
                            ----------- -------------
Net increase - Class A.....        993         10,066
                            ----------- -------------
CLASS B SHARES
Sold.......................  1,093,344     10,928,115
Reinvestment of dividends..     19,067        189,896
Redeemed...................   (137,702)    (1,365,659)
                            ----------- -------------
Net increase - Class B.....    974,709      9,752,352
                            ----------- -------------
CLASS C SHARES**
Sold.......................        987         10,012
Reinvestment of dividends..          5             49
                            ----------- -------------
Net increase - Class C.....        992         10,061
                            ----------- -------------
CLASS D SHARES**
Sold.......................        987         10,012
Reinvestment of dividends..          6             56
                            ----------- -------------
Net increase - Class D.....        993         10,068
                            ----------- -------------
Net increase in Fund.......    977,687    $ 9,782,547
                            =========== =============

------------

* Commencement of operations.

** For the period July 28, 1997 (issue date) through August 31, 1997.

6. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the period ended August 31, 1997 aggregated $12,710,179 and $3,989,214, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $5,047,470 and $2,225,033, respectively.

Dean Witter Trust FSB, an affiliate of the Manager and Distributor, is the Fund's transfer agent. For the period ended August 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $1,300.

TCW/DW STRATEGIC INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                              FOR THE PERIOD
                                            NOVEMBER 26, 1996*
                                                  THROUGH
                                                AUGUST 31,
                                                 1997**++
------------------------------------------  ------------------
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  .....       $10.00
                                            ------------------
Net investment income .....................         0.51
Net realized and unrealized gain...........         0.03
                                            ------------------
Total from investment operations ..........         0.54
                                            ------------------
Less dividends from net investment income          (0.45)
                                            ------------------
Net asset value, end of period ............       $10.09
                                            ==================
TOTAL INVESTMENT RETURN+...................         5.45%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses...................................         0.75%(2)(3)
Net investment income .....................         6.72%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...       $9,931
Portfolio turnover rate ...................           55%(1)

------------
*      Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1)    Not annualized.
(2)    Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Manager and Adviser, the annualized expense and net investment income ratios would have been 4.40% and 3.07%, respectively.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW STRATEGIC INCOME TRUST
FINANCIAL HIGHLIGHTS, continued

                                             FOR THE PERIOD
                                             JULY 28, 1997*
                                                 THROUGH
                                               AUGUST 31,
                                                 1997++
------------------------------------------  ----------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ......      $10.14
                                            ----------------
Net investment income......................        0.07
Net realized and unrealized loss ..........       (0.08)
                                            ----------------
Total from investment operations ..........       (0.01)
                                            ----------------
Less dividends from net investment income         (0.05)
                                            ----------------
Net asset value, end of period ............      $10.08
                                            ================
TOTAL INVESTMENT RETURN+ ..................       (0.06)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses...................................        0.25%(2)(3)
Net investment income .....................        7.25%(2)(3)
SUPPLEMENTAL DATA:  .......................
Net assets, end of period, in thousands  ..      $   10
Portfolio turnover rate....................          55%(1)
CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  .....      $10.14
                                            ----------------
Net investment income .....................        0.06
Net realized and unrealized loss ..........       (0.07)
                                            ----------------
Total from investment operations ..........       (0.01)
                                            ----------------
Less dividends from net investment income         (0.05)
                                            ----------------
Net asset value, end of period ............      $10.08
                                            ================
TOTAL INVESTMENT RETURN+...................       (0.10)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses...................................        0.75%(2)(4)
Net investment income .....................        6.75%(2)(4)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  ..      $   10
Portfolio turnover rate ...................          55%(1)

------------
*      The date shares were first issued.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1)    Not annualized.
(2)    Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Manager and Adviser, the annualized expense and net investment income ratios would have been 3.37% and 4.13%, respectively.
(4) If the Fund had borne all of its expenses that were reimbursed or waived by the Manager and Adviser, the annualized expenses and net investment income ratios would have been 3.86% and 3.64%, respectively.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW STRATEGIC INCOME TRUST
FINANCIAL HIGHLIGHTS, continued

                                             FOR THE PERIOD
                                             JULY 28, 1997*
                                                 THROUGH
                                               AUGUST 31,
                                                 1997++
------------------------------------------  ----------------
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  .....      $10.14
                                            ----------------
Net investment income .....................        0.07
Net realized and unrealized loss ..........       (0.07)
                                            ----------------
Total from investment operations ..........        --
                                            ----------------
Less dividends from net investment income         (0.06)
                                            ----------------
Net asset value, end of period ............      $10.08
                                            ================
TOTAL INVESTMENT RETURN+...................       (0.03)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses...................................        --   (2)(3)
Net investment income .....................        7.50%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...      $   10
Portfolio turnover rate....................          55%(1)

------------
*      The date shares were first issued.
+ Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1)    Not annualized.
(2)    Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Manager and Adviser, the annualized expense and net investment income ratios would have been 3.12% and 4.38%, respectively.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW STRATEGIC INCOME TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF TCW/DW STRATEGIC INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TCW/DW Strategic Income Trust (the "Fund") at August 31, 1997, the results of its operations and the changes in its net assets for the period November 26, 1996 (commencement of operations) through August 31, 1997 and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
October 9, 1997

TRUSTEES

John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Barry Fink
Vice President, Secretary and General Counsel

Bonnie N. Baha
Vice President

Philip A. Barach
Vice President

Jeffrey E. Gundlach
Vice President

Frederick H. Horton
Vice President

Mark D. Senkpiel
Vice President

Melissa V. Weiler
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER

Dean Witter Services Company Inc.

ADVISER

TCW Funds Management, Inc.


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



TCW/DW

STRATEGIC
INCOME TRUST


ANNUAL REPORT
AUGUST 31, 1997